Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Summary of property and equipment, net
	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
Computers, equipment and furniture	130,327	157,604	24,330
Motor vehicles	6,319	6,319	975
Leasehold improvements	35,983	37,167	5,738
Total	172,629	201,090	31,043
Less: accumulated depreciation	(82,935)	(120,553)	(18,610)
Net book value	89,694	80,537	12,433